Subsequent events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent events

35. Subsequent events

a) Expansion of U.S. Operations: Nubank N.A. (OCC Approval)

On January 29, 2026, Nu received conditional approval from the Office of the Comptroller of the Currency (OCC) of the United States for the formation of a national bank, Nubank N.A. The conditional approval is aligned with the Company's strategy to expand its operations and product offerings in the United States. Once the OCC's conditions are satisfied and final approval is granted, the national bank charter will enable Nubank to operate under a comprehensive federal regulatory framework and facilitate the offering of deposit accounts, credit cards, lending products and digital-asset custody services. Nu submitted its application to the OCC on September 30, 2025.

b) Credit Guaranty Fund (FGC) Recapitalization

In February 2026, the Board of Directors of the Fundo Garantidor de Créditos (FGC), Brazil's deposit insurance fund, approved an emergency recapitalization plan following the liquidation of certain banks by the Central Bank of Brazil, requiring member institutions, including subsidiaries of the Company, to advance contributions over a multi-year period. On March 25, 2026, the Company advanced US$186,441 to the FGC pursuant to this plan.